Offerings	Mar. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2028
Amount Registered | shares	3,500,000,000
Proposed Maximum Offering Price per Unit	0.9992
Maximum Aggregate Offering Price	$ 3,497,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 482,963.32
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Salesforce, Inc.'s Registration Statement on Form S-3 (File No. 333-275814), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2029
Amount Registered | shares	4,250,000,000
Proposed Maximum Offering Price per Unit	0.99978
Maximum Aggregate Offering Price	$ 4,249,065,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 586,795.88
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Salesforce, Inc.'s Registration Statement on Form S-3 (File No. 333-275814), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2031
Amount Registered | shares	3,750,000,000
Proposed Maximum Offering Price per Unit	0.99809
Maximum Aggregate Offering Price	$ 3,742,837,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 516,885.86
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Salesforce, Inc.'s Registration Statement on Form S-3 (File No. 333-275814), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2033
Amount Registered | shares	2,750,000,000
Proposed Maximum Offering Price per Unit	0.99779
Maximum Aggregate Offering Price	$ 2,743,922,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 378,935.70
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Salesforce, Inc.'s Registration Statement on Form S-3 (File No. 333-275814), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Notes due 2036
Amount Registered | shares	4,500,000,000
Proposed Maximum Offering Price per Unit	0.99969
Maximum Aggregate Offering Price	$ 4,498,605,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 621,257.35
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Salesforce, Inc.'s Registration Statement on Form S-3 (File No. 333-275814), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.400% Notes due 2046
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99821
Maximum Aggregate Offering Price	$ 1,497,315,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,779.20
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Salesforce, Inc.'s Registration Statement on Form S-3 (File No. 333-275814), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.550% Notes due 2056
Amount Registered | shares	3,750,000,000
Proposed Maximum Offering Price per Unit	0.99921
Maximum Aggregate Offering Price	$ 3,747,037,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 517,465.88
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Salesforce, Inc.'s Registration Statement on Form S-3 (File No. 333-275814), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.700% Notes due 2066
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99916
Maximum Aggregate Offering Price	$ 999,160,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,984.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Salesforce, Inc.'s Registration Statement on Form S-3 (File No. 333-275814), in accordance with Rules 456(b) and 457(r) under the Securities Act.